Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on recurring basis - AJAX I [Member]	Dec. 31, 2020 USD ($)
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 805,100,267
Liabilities
Warrant Liability – Private Warrants	66,009,252
Level 3 [Member]
Liabilities
Warrant Liability – Private Warrants	$ 89,590,428